Taxes on Income (Schedule of Reconciliation of Statutory Tax Expense To Actual Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income (loss) before income taxes	$ (10,608)	$ (11,317)	$ (27,302)
Corporate tax rate	23.00%	23.00%	23.00%
Computed expected tax	$ (2,440)	$ (2,603)	$ (6,279)
Non-deductible expenses		485	4,308
Non-taxable income		(61)	0
Prior years adjustments	15	(646)	(126)
Tax effect due to "Preferred Enterprise" status		2,121	784
Statutory rate differential		177	221
Valuation Allowance		2,918	0
Other	(10)	0	203
Income tax expense (benefit)	$ 871	$ 2,391	$ (889)